Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (4,168)	kr (3,654)	kr (6,641)
Current income taxes related to prior years	83	(489)	(104)
Deferred tax income/expense	8,355	2,017	546
Share of taxes in joint ventures and associated companies	(3)	(5)
Tax expense/benefit	kr 4,267	kr (2,131)	kr (6,199)